UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Trust®

Investment portfolio

December 31, 2017

unaudited

Bonds, notes & other debt instruments 94.71% Corporate bonds & notes 93.59% Energy 16.85%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.960% 20211,2,3,4	$33,833	$1,353
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.710% 20201,2,3,4	45,103	33,376
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.885% 20194,5	7,200	6,516
American Energy (Permian Basin) 7.125% 20205	48,635	39,638
American Energy (Permian Basin) 7.375% 20215	49,730	40,281
American Midstream Partners, LP, 8.50% 20215	12,425	12,829
Antero Resources Corp. 5.375% 2024	22,140	22,915
Antero Resources Corp. 5.00% 2025	6,375	6,534
Ascent Resources - Utica LLC, 10.00% 20225,6	10,150	10,937
Blackstone CQP Holdco LP, 6.00% 20215,7	18,400	18,538
Blackstone CQP Holdco LP, 6.50% 20215,7	163,000	166,260
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20225	26,975	28,189
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 11.876% 20212,3,4	9,525	10,477
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.016% 20222,3,4	37,300	37,486
Carrizo Oil & Gas Inc. 6.25% 2023	8,950	9,330
Cheniere Energy Partners, LP 5.25% 20255	14,900	15,198
Cheniere Energy, Inc. 7.00% 2024	1,630	1,858
Cheniere Energy, Inc. 5.875% 2025	4,750	5,157
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.609% 20194	43,525	43,525
Chesapeake Energy Corp. 6.125% 2021	5,591	5,689
Chesapeake Energy Corp. 4.875% 2022	24,025	22,884
Chesapeake Energy Corp. 8.00% 20225	19,725	21,352
Chesapeake Energy Corp. 8.00% 20255	70,050	70,838
Chesapeake Energy Corp. 8.00% 20275	50,850	48,943
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.954% 20212,3,4	20,050	21,391
CONSOL Energy Inc. 5.875% 2022	91,755	94,164
Continental Resources Inc. 5.00% 2022	5,100	5,196
Convey Park Energy LLC 7.50% 20255	41,875	43,747
DCP Midstream LP 7.375% 2022	13,000	12,920
DCP Midstream Operating LP 4.95% 2022	23,053	24,062
Denbury Resources Inc. 9.00% 20215	22,825	23,424
Diamond Offshore Drilling, Inc. 7.875% 2025	28,450	29,979
Diamond Offshore Drilling, Inc. 5.70% 2039	5,600	4,564
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	18,074
Enbridge Energy Partners, LP 5.875% 2025	1,600	1,815
Enbridge Energy Partners, LP 7.375% 2045	12,445	16,580
Enbridge Inc., Series A, 6.00% 2077	16,600	17,305
Endeavor Energy Resources, LP 5.50% 20265	8,750	8,925
Endeavor Energy Resources, LP 5.75% 20285	8,750	9,019
Energy Transfer Partners, LP 7.50% 2020	13,375	14,746
Energy Transfer Partners, LP 4.25% 2023	30,500	30,347
Energy Transfer Partners, LP 6.25% 2023	15,125	14,719
Energy Transfer Partners, LP 5.875% 2024	27,440	28,949
Energy Transfer Partners, LP 4.75% 2026	3,400	3,532
Energy Transfer Partners, LP 5.50% 2027	24,876	25,436
Ensco PLC 5.75% 2044	31,820	21,956

American High-Income Trust — Page 1 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enterprise Products Operating LLC 5.25% 2077	$13,600	$13,498
EP Energy Corp. 9.375% 2020	13,000	11,050
EP Energy Corp. 8.00% 20245	14,150	14,681
EP Energy Corp. 8.00% 20255	12,045	8,853
Extraction Oil & Gas, Inc. 7.375% 20245	10,750	11,529
Genesis Energy, LP 6.75% 2022	17,550	18,296
Genesis Energy, LP 6.50% 2025	21,342	21,769
Jonah Energy LLC 7.25% 20255	57,800	58,306
Jupiter Resources Inc. 8.50% 20225	10,725	6,703
Laredo Petroleum, Inc. 5.625% 2022	1,940	1,969
Laredo Petroleum, Inc. 6.25% 2023	5,100	5,306
MPLX LP 4.50% 2023	3,500	3,702
Murphy Oil Corp. 6.875% 2024	11,575	12,385
Murphy Oil Corp. 5.75% 2025	41,600	42,640
Murphy Oil Corp. 5.625% 2027	8,200	8,642
Newfield Exploration Co. 5.625% 2024	6,300	6,804
NGL Energy Partners LP 5.125% 2019	4,450	4,539
NGL Energy Partners LP 6.875% 2021	55,832	57,228
NGL Energy Partners LP 7.50% 2023	12,800	13,312
NGL Energy Partners LP 6.125% 2025	22,790	22,334
NGPL PipeCo LLC 4.375% 20225	5,525	5,639
NGPL PipeCo LLC 4.875% 20275	6,675	6,950
NGPL PipeCo LLC 7.768% 20375	20,575	25,462
Noble Corp. PLC 7.70% 2025	14,895	12,586
Noble Corp. PLC 8.70% 2045	19,015	15,164
NuStar Logistics, LP 5.625% 2027	28,150	28,713
Oasis Petroleum Inc. 6.50% 2021	2,750	2,815
Odebrecht Drilling Norbe 6.35% 20215,8,9	2,107	1,445
Odebrecht Drilling Norbe 6.72% 20223,5,8,9	2,727	1,103
Odebrecht Drilling Norbe 7.35% 20265,8,9	2,489	1,707
Odebrecht Drilling Norbe 7.72% 20263,5,8,9,10	7,485	3,029
Odebrecht Drilling Norbe 0% (undated)3,5,8,9	2,692	—
ONEOK, Inc. 7.50% 2023	9,475	11,300
Parsley Energy, Inc. 6.25% 20245	2,550	2,697
Parsley Energy, Inc. 5.25% 20255	3,600	3,627
Parsley Energy, Inc. 5.375% 20255	22,225	22,558
Parsley Energy, Inc. 5.625% 20275	18,150	18,604
PDC Energy Inc. 5.75% 20265	41,850	42,949
Peabody Energy Corp. 6.00% 20225	13,175	13,718
Peabody Energy Corp. 6.375% 20255	9,600	10,020
Petrobras Global Finance Co. 6.125% 2022	8,090	8,606
Petrobras Global Finance Co. 7.375% 2027	18,940	20,891
Petrobras Global Finance Co. 5.999% 20285	14,167	14,220
Petróleos Mexicanos 6.75% 20475	23,150	24,223
QEP Resources, Inc. 5.625% 2026	29,625	30,143
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20193,5	1,281	1,262
QGOG Constellation SA 9.50% 2024 (5.26% PIK)3,5,10	90,548	61,120
Range Resources Corp. 5.00% 2022	4,100	4,100
Range Resources Corp. 4.875% 2025	19,025	18,454
Sabine Pass Liquefaction, LLC 5.625% 2021	3,105	3,331
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,988
Seven Generations Energy Ltd. 5.375% 20255	22,950	23,237
SM Energy Co. 6.50% 2021	8,325	8,471
SM Energy Co. 6.125% 2022	37,125	38,007

American High-Income Trust — Page 2 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
SM Energy Co. 5.625% 2025	$37,550	$36,611
SM Energy Co. 6.75% 2026	4,575	4,735
Southwestern Energy Co. 4.10% 2022	68,788	67,928
Southwestern Energy Co. 6.70% 2025	5,075	5,297
Southwestern Energy Co. 7.50% 2026	47,905	50,959
Southwestern Energy Co. 7.75% 2027	10,220	10,923
SRC Energy Inc. 6.25% 20255	8,750	8,991
Summit Midstream Partners LP 5.75% 2025	2,500	2,533
Sunoco LP 6.25% 2021	29,995	31,255
Sunoco LP 6.375% 2023	9,800	10,351
Tallgrass Energy Partners, LP 5.50% 20245	4,925	5,079
Tapstone Energy Inc. 9.75% 20225	28,925	24,912
Targa Resources Partners LP 4.125% 2019	41,985	42,352
Targa Resources Partners LP 6.75% 2024	15,000	16,144
Targa Resources Partners LP 5.125% 2025	6,030	6,196
Teekay Corp. 8.50% 2020	92,285	94,361
Tesoro Logistics LP 5.25% 2025	1,580	1,664
Transocean Inc. 8.375% 2021	14,800	16,058
Transocean Inc. 9.00% 20235	27,175	29,485
Transocean Inc. 7.50% 20265	8,800	9,034
Transocean Inc. 7.75% 20243,5	13,163	14,462
Tullow Oil PLC 6.00% 2020	3,675	3,726
Ultra Petroleum Corp. 6.875% 20225	54,750	55,092
Ultra Petroleum Corp. 7.125% 20255	9,800	9,812
Vine Oil & Gas LP 8.75% 20235	35,500	34,524
Vine Oil & Gas LP, Term Loan, (3-month USD-LIBOR + 6.875%) 8.444% 20212,3,4,8	23,850	23,671
Weatherford International PLC 7.75% 2021	24,140	24,698
Weatherford International PLC 4.50% 2022	21,255	19,342
Weatherford International PLC 8.25% 2023	22,075	22,351
Weatherford International PLC 9.875% 2024	22,785	24,323
Weatherford International PLC 6.50% 2036	31,390	25,975
Weatherford International PLC 6.75% 2040	45,695	37,698
Weatherford International PLC 5.95% 2042	5,825	4,573
Whiting Petroleum Corp. 6.625% 20265	34,150	34,876
Williams Companies, Inc. 3.70% 2023	12,670	12,670
Williams Companies, Inc. 4.55% 2024	3,400	3,545
WPX Energy Inc. 7.50% 2020	3,247	3,531
WPX Energy Inc. 6.00% 2022	17,705	18,590
YPF SA 6.95% 20275	11,325	12,050
		2,843,015
Consumer discretionary 13.26%
AMC Networks Inc. 4.75% 2025	5,000	4,969
American Axle & Manufacturing Holdings, Inc. 6.25% 20255	6,000	6,330
American Axle & Manufacturing Holdings, Inc. 6.50% 20275	18,650	19,792
Boyd Gaming Corp. 6.875% 2023	1,260	1,340
Boyd Gaming Corp. 6.375% 2026	4,985	5,384
Cablevision Systems Corp. 7.75% 2018	14,250	14,464
Cablevision Systems Corp. 6.75% 2021	33,500	36,012
Cablevision Systems Corp. 5.50% 20275	12,350	12,628
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 2.75% 20242,3,4	7,500	7,540
CBS Corp. 7.25% 20245	8,050	8,528
CBS Outdoor Americas Inc. 5.25% 2022	3,750	3,858
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20235	15,375	15,260

American High-Income Trust — Page 3 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20245	$14,150	$14,787
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20255	6,050	6,249
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20265	19,200	19,728
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20265	74,575	77,651
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20275	77,090	76,126
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20285	91,050	89,001
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.710% 20232,3,4	13,638	13,055
Cengage Learning Acquisitions, Inc. 9.50% 20245	6,642	6,044
Churchill Downs Inc. 4.75% 20285	16,095	16,070
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	174,286	171,454
ClubCorp Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.943% 20242,3,4	17,539	17,633
Constellation Merger Sub Inc. 8.50% 20255	8,775	8,600
CRC Escrow Issuer LLC 5.25% 20255	18,030	18,261
Cumulus Media Inc. 7.75% 20191	63,189	12,006
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.82% 20202,3,4	36,565	31,583
Delphi Automotive PLC 5.00% 20255	20,780	21,092
Delta 2 (Formula One), Term Loan B3, 4.569% 20242,3,4	8,510	8,569
DISH DBS Corp. 7.875% 2019	6,000	6,435
DISH DBS Corp. 5.00% 2023	3,350	3,195
Dollar Tree Inc. 5.25% 2020	4,925	5,013
Dollar Tree Inc. 5.75% 2023	24,025	25,211
Fertitta Entertainment, Inc. 8.75% 20255	38,750	40,784
Goodyear Tire & Rubber Co. 4.875% 2027	7,000	7,184
Hanesbrands Inc. 4.625% 20245	12,220	12,526
Hanesbrands Inc. 4.875% 20265	13,730	14,142
Hilton Worldwide Holdings Inc. 4.25% 2024	4,275	4,328
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 8.443% 20192,3,4	47,600	35,918
iHeartCommunications, Inc. 9.00% 2019	75,000	56,062
iHeartCommunications, Inc. 10.625% 2023	19,255	13,671
International Game Technology 6.25% 20225	1,350	1,461
Lamar Media Corp. 5.75% 2026	550	589
Landry’s, Inc. 6.75% 20245	17,500	17,850
Levi Strauss & Co. 5.00% 2025	10,750	11,261
Liberty Global PLC 6.125% 20255	6,500	6,890
Liberty Global PLC 5.50% 20285	27,325	26,642
Limited Brands, Inc. 6.625% 2021	6,750	7,425
Limited Brands, Inc. 6.875% 2035	8,745	8,876
LKQ Corp. 4.75% 2023	8,800	9,042
Loral Space & Communications Inc. 8.875% 20245	8,775	9,850
M.D.C. Holdings, Inc. 6.00% 2043	14,500	14,246
McGraw-Hill Global Education Holdings, LLC 7.875% 20245	9,875	9,789
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.569% 20222,3,4	7,412	7,408
MDC Partners Inc. 6.50% 20245	47,362	47,836
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,600	2,685
Melco Crown Entertainment Ltd. 5.875% 20195	12,250	12,832
Meritage Homes Corp. 5.125% 2027	13,375	13,642
MGM Growth Properties LLC 5.625% 2024	12,275	13,134
MGM Resorts International 8.625% 2019	6,275	6,683
MGM Resorts International 7.75% 2022	8,950	10,225
MGM Resorts International 6.00% 2023	22,995	24,892
MHGE Parent LLC/Finance 8.50% 20195,10	11,825	11,821
Michaels Stores, Inc. 5.875% 20205	9,860	10,008
Mohegan Tribal Gaming Authority 7.875% 20245	16,250	16,717
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.642% 20202,3,4	82,550	67,609

American High-Income Trust — Page 4 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Neiman Marcus Group LTD Inc. 8.00% 20215	$29,635	$17,194
Neiman Marcus Group LTD Inc. 9.50% 2021 (100% PIK)5,10	37,519	20,253
Netflix, Inc. 5.75% 2024	12,150	12,955
NMG Finco PLC 5.75% 20225	25,861	26,411
Penn National Gaming, Inc. 5.625% 20275	3,750	3,900
Petsmart, Inc. 7.125% 20235	130,669	78,075
Petsmart, Inc. 5.875% 20255	121,788	94,081
Petsmart, Inc. 8.875% 20255	71,145	43,221
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.57% 20222,3,4	16,882	13,606
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	69,380	69,380
Sally Holdings LLC and Sally Capital Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 4.50% 20242,3	4,325	4,322
Schaeffler Verwaltungs 4.125% 20215,10	2,650	2,703
Schaeffler Verwaltungs 4.75% 20265,10	8,850	9,005
Scientific Games Corp. 6.25% 2020	10,760	10,935
Scientific Games Corp. 7.00% 20225	21,800	23,026
Scientific Games Corp. 10.00% 2022	1,838	2,024
Scientific Games Corp. 5.00% 20255	7,560	7,598
Service Corp. International 5.375% 2024	1,755	1,856
Service Corp. International 4.625% 2027	9,250	9,408
ServiceMaster Global Holdings, Inc. 5.125% 20245	10,000	10,150
Sirius XM Radio Inc 3.875% 20225	16,925	17,052
Sirius XM Radio Inc 5.375% 20255	6,801	7,099
Six Flags Entertainment Corp. 4.875% 20245	21,150	21,520
Sotheby’s 5.25% 20225	19,475	20,088
Sotheby’s 4.875% 20255	70,840	70,043
Standard Pacific Corp. 8.375% 2021	18,725	21,651
Tenneco Inc. 5.00% 2026	8,700	8,939
TI Automotive Ltd. 8.75% 20235	17,480	18,835
Univision Communications Inc. 5.125% 20235	22,890	22,890
Univision Communications Inc. 5.125% 20255	30,250	29,569
Warner Music Group 5.625% 20225	12,827	13,260
Warner Music Group 6.75% 20225	8,000	8,380
Warner Music Group 5.00% 20235	42,895	44,557
Warner Music Group 4.875% 20245	18,175	18,811
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20235	27,211	27,789
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20255	53,655	55,399
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20275	5,075	5,151
Wynn Macau, Ltd. 4.875% 20245	11,000	11,083
ZF Friedrichshafen AG 4.75% 20255	15,091	16,034
		2,236,149
Health care 12.88%
Catalent, Inc. 4.875% 20265	5,895	5,932
Centene Corp. 5.625% 2021	19,055	19,627
Centene Corp. 4.75% 2022	75,925	79,152
Centene Corp. 6.125% 2024	25,825	27,374
Centene Corp. 4.75% 2025	43,720	44,594
Community Health Systems Inc. 6.25% 2023	11,200	10,136
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.819% 20212,3,4	12,765	10,587
Concordia Healthcare Corp. 9.00% 20225	4,525	3,892
Concordia Healthcare Corp. 9.50% 20225	73,927	7,023
Concordia Healthcare Corp. 7.00% 20235	46,016	4,372
DaVita HealthCare Partners Inc. 5.125% 2024	12,840	12,992
DaVita HealthCare Partners Inc. 5.00% 2025	19,625	19,668

American High-Income Trust — Page 5 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
DJO Finance LLC 10.75% 2020	$6,610	$5,982
DJO Finance LLC 8.125% 20215	29,550	27,777
Eagle Holding Co II LLC 7.625% 20225,10	14,135	14,418
Endo Finance LLC & Endo Finco Inc. 5.375% 20235	4,400	3,454
Endo Finance LLC & Endo Finco Inc. 6.00% 20255	18,025	14,059
Endo International PLC 5.75% 20225	45,514	38,118
Endo International PLC 6.00% 20235	55,580	43,908
Endo International PLC 5.875% 20245	10,375	10,557
Fresenius Medical Care AG & Co. KGAA 5.875% 20225	6,850	7,548
HCA Inc. 3.75% 2019	11,563	11,693
HCA Inc. 6.50% 2020	18,305	19,449
HCA Inc. 7.50% 2022	2,610	2,943
HCA Inc. 4.75% 2023	2,160	2,230
HCA Inc. 5.875% 2023	4,550	4,868
HCA Inc. 5.00% 2024	19,010	19,818
HCA Inc. 5.375% 2025	8,500	8,819
HCA Inc. 5.25% 2026	23,375	24,836
HCA Inc. 5.875% 2026	14,500	15,370
HCA Inc. 4.50% 2027	14,500	14,609
HCA Inc. 7.50% 2033	2,685	3,021
HCA Inc. 7.75% 2036	1,795	2,037
HCA Inc. 5.50% 2047	21,575	21,575
Healthsouth Corp. 5.75% 2024	28,225	29,001
Healthsouth Corp. 5.75% 2025	18,115	18,930
Hologic, Inc. 4.375% 20255	4,150	4,223
IMS Health Holdings, Inc. 5.00% 20265	37,410	38,486
inVentiv Health, Inc. 7.50% 20245	28,964	31,426
Jaguar Holding Co. 6.375% 20235	8,150	8,252
Kindred Healthcare, Inc. 8.00% 2020	16,020	17,437
Kindred Healthcare, Inc. 8.75% 2023	10,750	11,449
Kinetic Concepts, Inc. 7.875% 20215	13,450	14,072
Kinetic Concepts, Inc. 12.50% 20215	92,210	103,967
Mallinckrodt PLC 4.875% 20205	29,915	28,868
Mallinckrodt PLC 5.75% 20225	5,345	4,877
Mallinckrodt PLC 5.625% 20235	11,986	10,248
MEDNAX, Inc. 5.25% 20235	7,975	8,134
Molina Healthcare, Inc. 5.375% 2022	102,136	106,987
Molina Healthcare, Inc. 4.875% 20255	50,165	50,290
Multiplan, Inc. 8.50% 20225,10	55,740	57,970
Multiplan, Inc. 7.125% 20245	25,545	27,269
PAREXEL International Corp. 6.375% 20255	34,330	34,587
Prestige Brands International Inc. 6.375% 20245	14,010	14,588
Quintiles Transnational Corp. 4.875% 20235	27,455	28,416
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,3,4,6,8,9,10	70,136	66,316
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.943% 20182,3,4,6,8,9	24,799	24,675
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.443% 20192,3,4,6,8,9	20,825	20,721
Team Health Holdings, Inc. 6.375% 20255	12,003	10,773
Teleflex Inc. 4.625% 2027	11,820	11,965
Tenet Healthcare Corp. 4.375% 2021	30,888	30,965
Tenet Healthcare Corp. 8.125% 2022	24,735	25,261
Tenet Healthcare Corp. 6.75% 2023	28,805	28,049
Tenet Healthcare Corp. 4.625% 20245	40,111	39,259
Tenet Healthcare Corp. 5.125% 20255	23,072	22,582
Tenet Healthcare Corp., First Lien, 4.75% 2020	17,010	17,393

American High-Income Trust — Page 6 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 6.00% 2020	$98,295	$104,296
Tenet Healthcare Corp., First Lien, 4.50% 2021	28,730	29,017
Teva Pharmaceutical Finance Company BV 2.20% 2021	6,800	6,216
Teva Pharmaceutical Finance Company BV 2.80% 2023	17,075	14,885
Valeant Pharmaceuticals International, Inc. 5.375% 20205	25,750	25,911
Valeant Pharmaceuticals International, Inc. 6.375% 20205	113,651	115,072
Valeant Pharmaceuticals International, Inc. 5.625% 20215	10,050	9,862
Valeant Pharmaceuticals International, Inc. 7.50% 20215	58,580	59,825
Valeant Pharmaceuticals International, Inc. 6.50% 20225	13,800	14,524
Valeant Pharmaceuticals International, Inc. 7.25% 20225	9,750	9,896
Valeant Pharmaceuticals International, Inc. 5.875% 20235	104,920	97,444
Valeant Pharmaceuticals International, Inc. 7.00% 20245	12,175	13,058
Valeant Pharmaceuticals International, Inc. 5.50% 20255	8,550	8,742
Valeant Pharmaceuticals International, Inc. 6.125% 20255	90,818	83,439
Valeant Pharmaceuticals International, Inc. 9.00% 20255	40,600	42,415
Vizient Inc. 10.375% 20245	10,015	11,292
WellCare Health Plans, Inc. 5.25% 2025	15,635	16,534
		2,172,302
Materials 12.30%
AK Steel Holding Corp. 7.625% 2021	39,900	41,596
AK Steel Holding Corp. 7.50% 2023	8,800	9,570
AK Steel Holding Corp. 6.375% 2025	14,675	14,602
AK Steel Holding Corp. 7.00% 2027	4,825	4,934
Aleris International, Inc. 7.875% 2020	30,586	30,433
Aleris International, Inc. 9.50% 20215	22,520	23,871
Apollo Global Management, LLC 7.875% 2023	2,000	1,360
ArcelorMittal 6.125% 2025	10,500	12,141
Ardagh Group SA 7.125% 202310	3,300	3,457
Ardagh Packaging Finance 4.25% 20225	6,425	6,554
Ardagh Packaging Finance 4.625% 20235	980	1,003
Ardagh Packaging Finance 6.00% 20255	17,500	18,462
Axalta Coating Systems LLC 4.875% 20245	12,250	12,893
Ball Corp. 4.375% 2020	15,775	16,386
Ball Corp. 5.25% 2025	7,845	8,561
Berry Plastics Corp. 5.50% 2022	6,800	7,013
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	4,820	5,712
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	4,260	5,133
Building Materials Corp. 6.00% 20255	14,650	15,712
BWAY Holding Co. 7.25% 20255	34,555	35,764
Bway Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 4.599% 20242,3,4	4,509	4,533
Bway Parent Co. Inc. 5.50% 20245	8,600	8,965
CEMEX SAB de CV 7.75% 20265	13,475	15,294
CF Industries, Inc. 3.45% 2023	805	797
CF Industries, Inc. 4.50% 20265	6,615	6,906
CF Industries, Inc. 4.95% 2043	27,880	26,486
CF Industries, Inc. 5.375% 2044	6,810	6,750
Chemours Co. 6.625% 2023	26,078	27,708
Chemours Co. 7.00% 2025	7,005	7,635
Cleveland-Cliffs Inc. 4.875% 20245	22,625	22,625
Cliffs Natural Resources Inc. 4.80% 2020	1,713	1,662
Cliffs Natural Resources Inc. 4.875% 2021	7,700	7,382
Cliffs Natural Resources Inc. 5.75% 20255	151,460	145,023
Cliffs Natural Resources Inc. 6.25% 2040	27,603	21,737

American High-Income Trust — Page 7 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Commercial Metals Co. 5.375% 2027	$10,000	$10,225
Consolidated Energy Finance SA 6.875% 20255	25,450	27,041
Constellium NV 5.875% 20265	10,500	10,723
Crown Holdings, Inc. 4.50% 2023	3,000	3,053
Crown Holdings, Inc. 4.25% 2026	3,000	2,963
Crown Holdings, Inc. 7.375% 2026	2,000	2,340
CVR Partners, LP 9.25% 20235	19,790	21,373
First Quantum Minerals Ltd. 7.00% 20215	120,936	125,773
First Quantum Minerals Ltd. 7.25% 20225	25,900	27,280
First Quantum Minerals Ltd. 7.25% 20235	23,925	25,839
First Quantum Minerals Ltd. 7.50% 20255	105,400	114,754
Flex Acquisition Company, Inc. 6.875% 20255	17,875	18,545
FMG Resources 9.75% 20225	45,880	50,881
Freeport-McMoRan Inc. 3.55% 2022	51,115	50,668
Freeport-McMoRan Inc. 3.875% 2023	7,000	7,000
Freeport-McMoRan Inc. 6.875% 2023	5,000	5,475
Freeport-McMoRan Inc. 5.40% 2034	12,225	12,500
FXI Holdings, Inc. 7.875% 20245	7,170	7,172
Georgia Gulf Corp. 4.625% 2021	23,617	24,326
Georgia Gulf Corp. 4.875% 2023	6,300	6,528
H.I.G. Capital, LLC 6.75% 20245	64,088	64,088
Hexion Inc. 6.625% 2020	29,720	26,822
Hexion Inc. 10.375% 20225	4,900	4,585
Huntsman International LLC 4.875% 2020	23,800	24,841
INEOS Group Holdings SA 5.625% 20245	8,250	8,621
Nova Chemicals Corp 4.875% 20245	18,075	18,075
Nova Chemicals Corp 5.25% 20275	36,045	36,045
Novelis Corp. 6.25% 20245	16,340	17,157
Novelis Corp. 5.875% 20265	28,575	29,218
Olin Corp. 5.125% 2027	4,450	4,695
Owens-Illinois, Inc. 5.00% 20225	3,920	4,072
Owens-Illinois, Inc. 5.875% 20235	35,445	38,258
Owens-Illinois, Inc. 6.375% 20255	14,470	16,197
Plastipak Holdings, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 4.45% 20242,3,4	2,444	2,461
Plastipak Holdings, Inc. 6.25% 20255	14,855	15,338
Platform Specialty Products Corp. 6.50% 20225	33,500	34,672
Platform Specialty Products Corp. 5.875% 20255	71,240	70,795
PQ Group Holdings Inc. 5.75% 20255	19,865	20,262
Rayonier Advanced Materials Inc. 5.50% 20245	27,410	27,444
Reynolds Group Inc. 5.75% 20203	43,368	44,072
Reynolds Group Inc. 7.00% 20245	20,245	21,720
Ryerson Inc. 11.00% 20225	70,226	78,741
Scotts Miracle-Gro Co. 5.25% 2026	4,650	4,883
Sealed Air Corp. 4.875% 20225	6,250	6,625
Sealed Air Corp. 5.25% 20235	7,920	8,474
Sealed Air Corp. 5.125% 20245	5,510	5,923
Smurfit Capital Funding PLC 7.50% 2025	7,965	9,638
SPCM SA 4.875% 20255	9,250	9,354
Summit Materials, Inc. 8.50% 2022	3,925	4,367
Summit Materials, Inc. 6.125% 2023	12,660	13,230
Summit Materials, Inc. 5.125% 20255	29,335	29,995
SunCoke Energy Partners, LP 7.50% 20255	8,925	9,371
Teck Resources Ltd. 3.75% 2023	12,100	12,176
Teck Resources Ltd. 8.50% 20245	2,775	3,143

American High-Income Trust — Page 8 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Teck Resources Ltd. 5.20% 2042	$3,900	$3,881
Trident Merger Sub, Inc. 6.625% 20255	8,000	8,000
Trinseo SA 5.375% 20255	7,000	7,262
Tronox Ltd. 5.75% 20255	32,005	32,965
United States Steel Corp. 7.375% 2020	31,130	33,932
United States Steel Corp. 8.375% 20215	10,347	11,232
United States Steel Corp. 6.875% 2025	19,075	20,006
Vale SA 6.875% 2039	7,185	8,847
Valvoline Inc. 4.375% 2025	10,190	10,305
Venator Materials 5.75% 20255	29,665	31,445
Warrior Met Coal, Inc. 8.00% 20245	33,225	34,388
Zekelman Industries Inc. 9.875% 20235	13,395	15,103
		2,075,843
Industrials 9.83%
ACCO Brands Corp. 5.25% 20245	9,035	9,306
ADT Corp. 3.50% 2022	10,750	10,642
Alcoa Inc. 5.72% 2019	747	774
Allison Transmission Holdings, Inc. 5.00% 20245	28,411	29,370
Allison Transmission Holdings, Inc. 4.75% 20275	5,925	5,977
American Airlines, Inc., 5.50% 20195	19,150	19,772
APX Group, Inc. 8.75% 2020	14,965	15,320
APX Group, Inc. 7.625% 2023	20,460	21,739
ARAMARK Corp. 5.125% 2024	27,150	28,562
Ashtead Group PLC 4.125% 20255	7,890	7,979
Ashtead Group PLC 4.375% 20275	13,000	13,227
Associated Materials, LLC 9.00% 20245	83,470	90,356
Avis Budget Group, Inc. 5.50% 2023	15,085	15,519
Beacon Roofing Supply, Inc. 4.875% 20255	34,595	34,898
Bohai Financial Investment Holding Co., Ltd. 5.25% 20225	34,725	34,638
Bohai Financial Investment Holding Co., Ltd. 4.50% 20235	10,725	10,269
Bohai Financial Investment Holding Co., Ltd. 5.50% 20245	13,050	12,985
Brand Energy 8.5% 20255	49,975	52,599
Builders FirstSource, Inc. 5.625% 20245	60,730	63,429
CD&R Waterworks Merger Sub, LLC Term Loan B, (3-month USD-LIBOR + 3.00%) 4.455% 20242,3,4,5	7,000	7,053
CD&R Waterworks Merger Sub, LLC 6.125% 20255	23,950	24,369
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 6.878% 20212,3,4,6	12,944	12,370
CEVA Group PLC 7.00% 20215,6	1,400	1,365
CEVA Group PLC 9.00% 20215,6	14,675	13,428
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20212,3,4,6	9,247	8,837
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20212,3,4,6	1,620	1,549
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20212,3,4,6	9,389	8,972
Cloud Crane LLC 10.125% 20245	10,865	12,277
CNH Capital LLC 4.875% 2021	2,350	2,473
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	147	147
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	140	142
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	1,453	1,482
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20223	738	805
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20223	1,326	1,400
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20223	758	831
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20223	119	131
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	1	1
Corporate Risk Holdings LLC 9.50% 20195,6	137,693	144,061
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)5,6,8,9,10	13,361	14,296

American High-Income Trust — Page 9 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Covanta Holding Corp. 5.875% 2024	$20,995	$21,362
Covanta Holding Corp. 5.875% 2025	5,750	5,793
DAE Aviation Holdings, Inc. 10.00% 20235	126,840	139,524
Deck Chassis Acquisition Inc. 10.00% 20235	72,260	80,751
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 20243	2,505	2,773
Euramax International, Inc. 12.00% 20205	43,475	47,170
Hardwoods Acquisition Inc 7.50% 20215	38,436	35,553
HD Supply, Inc. 5.75% 20245	4,700	5,006
Hertz Global Holdings Inc. 7.625% 20225	39,600	41,580
JELD-WEN Holding, Inc. 4.625% 20255	4,700	4,747
JELD-WEN Holding, Inc. 4.875% 20275	18,385	18,615
KAR Auction Services, Inc. 5.125% 20255	15,540	15,967
KLX Inc. 5.875% 20225	12,755	13,405
Kratos Defense & Security Solutions, Inc. 6.50% 20255	13,090	13,630
LSC Communications, Inc. 8.75% 20235	36,970	38,125
Multi-Color Corp. 4.875% 20255	25,410	25,569
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20215	11,450	9,761
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 4.90% 20242,3,4	9,410	9,466
Navistar International Corp. 6.625% 20255	18,240	19,077
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20225	4,800	4,950
Ply Gem Industries, Inc. 6.50% 2022	14,320	14,911
Ply Gem Industries, Inc. 6.50% 2022	13,645	14,157
Prime Security Services Borrower, LLC 9.25% 20235	31,300	34,821
PrimeSource Building Products Inc 9.00% 20235	20,211	21,474
R.R. Donnelley & Sons Co. 7.625% 2020	4,054	4,338
R.R. Donnelley & Sons Co. 7.875% 2021	34,250	35,791
R.R. Donnelley & Sons Co. 6.50% 2023	22,350	21,679
Rexnord Corp. 4.875% 20255	22,105	22,381
Sensata Technologies Holding NV 6.25% 20265	7,000	7,647
Standard Aero Holdings, Inc., Term Loan B, 5.32% 20222,3,4	6,153	6,199
TransDigm Inc. 5.50% 2020	51,910	52,624
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20213,5	2,585	2,753
United Continental Holdings, Inc. 6.00% 2020	14,150	15,211
United Rentals, Inc. 4.625% 2025	30,600	30,906
United Rentals, Inc. 5.50% 2027	2,000	2,110
United Rentals, Inc. 4.875% 2028	10,000	10,075
Virgin Australia Holdings Ltd. 8.50% 20195	45,305	47,242
Virgin Australia Holdings Ltd. 7.875% 20215	27,125	28,007
		1,658,500
Telecommunication services 8.88%
Altice NV 6.625% 20235	9,460	9,929
Altice NV 5.50% 20265	12,475	12,740
Altice NV 7.50% 20265	9,000	9,608
CenturyLink, Inc. 6.75% 2023	37,000	36,399
CenturyLink, Inc. 7.50% 2024	20,250	20,250
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20205	57,768	58,779
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 7.75% 20255	1,500	1,613
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.63% 20252,3,4	12,413	12,599
Digicel Group Ltd. 8.25% 20205	11,225	11,071
Frontier Communications Corp. 8.50% 2020	10,000	8,325
Frontier Communications Corp. 8.875% 2020	45,300	38,165
Frontier Communications Corp. 9.25% 2021	23,005	18,174
Frontier Communications Corp. 10.50% 2022	115,585	87,700

American High-Income Trust — Page 10 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 11.00% 2025	$133,549	$98,826
Inmarsat PLC 4.875% 20225	30,965	31,042
Inmarsat PLC 6.50% 20245	32,575	33,145
Intelsat Jackson Holding Co. 7.25% 2020	31,825	30,075
Intelsat Jackson Holding Co. 5.50% 2023	22,800	18,696
Intelsat Jackson Holding Co. 6.625% 20242,3	43,750	44,318
Intelsat Jackson Holding Co. 8.00% 20245	29,325	30,938
Level 3 Communications, Inc. 5.125% 2023	14,225	14,296
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.07% 2020 (100% PIK)2,3,4,10	86,026	80,004
MetroPCS Wireless, Inc. 6.625% 2023	17,710	18,507
Neptune Finco Corp. (Altice NV) 6.625% 20255	18,900	20,506
Neptune Finco Corp. (Altice NV) 10.875% 20255	2,098	2,497
Numericable Group SA 6.00% 20225	10,235	10,376
Numericable Group SA 7.375% 20265	6,700	6,926
SoftBank Group Corp. 4.50% 20205	76,475	78,313
Softbank Group Corp., junior subordinated 6.875% (undated)	13,000	13,187
Sprint Capital Corp. 8.75% 2032	8,925	10,152
Sprint Corp. 9.00% 20185	9,660	10,180
Sprint Corp. 7.25% 2021	21,010	22,297
Sprint Corp. 11.50% 2021	74,780	90,671
Sprint Corp. 7.875% 2023	57,595	61,483
Sprint Corp. 7.125% 2024	24,925	25,423
Sprint Corp. 6.875% 2028	85,835	86,586
T-Mobile US, Inc. 6.375% 2025	25,400	27,241
T-Mobile US, Inc. 6.50% 2026	46,745	51,127
Trilogy International Partners, LLC 8.875% 20225	37,575	38,608
Wind Tre SpA 5.00% 20265	62,350	59,607
Windstream Holdings, Inc. 7.75% 2020	2,500	2,125
Windstream Holdings, Inc. 8.75% 20245	54,197	38,141
Zayo Group Holdings, Inc. 6.00% 2023	7,000	7,326
Zayo Group Holdings, Inc. 6.375% 2025	27,625	29,317
Zayo Group Holdings, Inc. 5.75% 20275	30,500	31,186
Ziggo Bond Finance BV 5.875% 20255	6,880	6,811
Ziggo Bond Finance BV 5.50% 20275	42,200	42,253
		1,497,538
Information technology 8.01%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	17,618
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.979% 20242,3,4	7,631	7,661
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.729% 20252,3,4	47,625	47,893
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 4.943% 20242,3,4	3,566	3,607
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.693% 20252,3,4	22,700	23,544
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.354% 20212,3,4	26,843	26,642
BMC Software, Inc. 9.00% 20195,10	8,475	8,503
BMC Software, Inc. 8.125% 20215	49,275	49,829
Camelot Finance SA 7.875% 20245	70,150	75,060
Cardtronics Inc 5.50% 20255	11,275	10,232
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 8.319% 20252,3,4	7,300	7,479
CDW Corp. 5.00% 2025	6,500	6,760
CommScope Holding Co., Inc. 5.00% 20275	6,650	6,667
CommScope Holding Co., Inc. 6.00% 20255	4,750	5,071
Dell Inc. 2.65% 2020	19,250	19,016
EchoStar Corp. 6.625% 2026	16,580	17,409

American High-Income Trust — Page 11 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Ellucian, Inc. 9.00% 20235	$7,050	$7,491
First Data Corp. 5.375% 20235	17,650	18,416
First Data Corp. 7.00% 20235	79,450	84,217
First Data Corp. 5.00% 20245	13,875	14,326
First Data Corp. 5.75% 20245	8,150	8,494
Gartner, Inc. 5.125% 20255	16,925	17,729
Genesys Telecommunications Laboratories, Inc. 10.00% 20245	51,370	56,250
Genesys Telecommunications Laboratories, Inc., Term Loan B2, (3-month USD-LIBOR + 3.75%) 5.443% 20232,3,4	7,945	8,000
Gogo Inc. 12.50% 20225	94,350	106,733
GTT Communications, Inc. 7.875% 20245	17,200	18,189
Infor (US), Inc. 5.75% 20205	3,785	3,894
Infor (US), Inc. 6.50% 2022	53,675	55,822
Infor Software 7.125% 20215,10	50,626	52,018
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.338% 20242,3,4	13,401	13,453
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.088% 20252,3,4	44,840	45,148
Itron, Inc. 5.00% 20265	3,510	3,532
j2 Global, Inc. 6.00% 20255	9,795	10,358
JDA Software Group, Inc. 7.375% 20245	5,600	5,880
Kronos Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 4.903% 20232,3,4	11,261	11,349
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.627% 20242,3,4	92,910	96,650
Match Group, Inc. 5.00% 20275	8,950	9,107
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.069% 20242,3,4	37,905	37,834
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.069% 20252,3,4	8,950	8,995
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 8.943% 20252,3,4	24,625	24,960
PE Cortes NP Holdings LLC 12.00% 20225,10	12,775	13,781
PE Cortes NP Holdings LLC 9.25% 20245	11,525	12,361
PE Cortes NP Holdings LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.350% 20232,3,4	10,000	10,016
Qorvo, Inc. 6.75% 2023	5,000	5,394
Qorvo, Inc. 7.00% 2025	9,675	10,848
Solera Holdings, Inc. 10.50% 20245	43,700	49,380
Symantec Corp 5.00% 20255	10,825	11,285
Tempo Acquisition LLC 6.75% 20255	16,150	16,473
Unisys Corp. 10.75% 20225	76,500	85,871
Vantiv, Inc. 4.375% 20255	31,125	31,597
VeriSign, Inc. 4.625% 2023	4,600	4,744
VeriSign, Inc. 5.25% 2025	18,675	20,426
VeriSign, Inc. 4.75% 2027	21,825	22,425
Western Digital Corp. 10.50% 2024	4,250	4,935
		1,351,372
Utilities 4.03%
AES Corp. 8.00% 2020	2,777	3,124
AES Corp. 7.375% 2021	74,801	84,338
AES Corp. 4.875% 2023	16,540	16,933
AES Corp. 5.50% 2024	27,325	28,555
AES Corp. 7.75% 20245	7,900	8,576
AES Corp. 5.50% 2025	28,755	30,336
AES Corp. 6.00% 2026	31,650	34,340
AES Corp. 5.125% 2027	21,515	22,644
AmeriGas Partners, LP 5.50% 2025	34,175	34,688
Calpine Corp. 6.00% 20225	1,775	1,835
Calpine Corp. 5.375% 2023	38,285	37,424
Calpine Corp. 5.875% 20245	33,525	34,195

American High-Income Trust — Page 12 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Calpine Corp. 5.75% 2025	$18,365	$17,516
Calpine Corp. 5.25% 20265	43,685	42,975
Dynegy Finance Inc. 7.375% 2022	47,380	50,104
Dynegy Finance Inc. 7.625% 2024	9,765	10,522
Emera Inc. 6.75% 2076	33,305	37,635
Enel Società per Azioni 8.75% 20735	16,112	20,079
Mississippi Power Co. 4.25% 2042	7,740	7,588
NRG Energy, Inc. 6.25% 2022	58,065	60,678
NRG Energy, Inc. 7.25% 2026	6,450	7,055
NRG Energy, Inc. 6.625% 2027	15,450	16,416
Talen Energy Corp. 4.60% 2021	3,335	3,068
Talen Energy Corp. 9.50% 20225	5,160	5,315
Talen Energy Corp. 10.50% 20265	11,660	11,585
TerraForm Power, Inc. 4.25% 20235	17,400	17,291
TEX Operations Co. LLC, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.069% 20232,3,4	30,009	30,200
TEX Operations Co. LLC, Term Loan C, (3-month USD-LIBOR + 2.50%) 3.834% 20232,3,4	5,318	5,352
		680,367
Financials 2.75%
Acrisure LLC 7.00% 20255	13,455	13,001
Ally Financial Inc. 3.75% 2019	7,000	7,106
Ally Financial Inc. 8.00% 2020	8,825	9,752
Ally Financial Inc. 8.00% 2031	15,000	19,538
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	11,550	11,709
Carlyle Group LP 6.375% 20225	9,150	9,596
CIT Group Inc. 3.875% 2019	66,435	67,265
CIT Group Inc., Series C, 5.50% 20195	6,012	6,192
General Motors Acceptance Corp. 7.50% 2020	13,225	14,680
Hub International Ltd., 7.875% 20215	16,250	16,941
Icahn Enterprises Finance Corp. 6.25% 2022	20,050	20,551
International Lease Finance Corp. 8.25% 2020	5,900	6,791
iStar Financial Inc. 6.50% 2021	8,000	8,330
Jefferies Finance, LLC 7.25% 20245	15,875	16,331
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	23,405	23,727
Ladder Capital Corp. 5.25% 20255	6,725	6,708
LPL Financial Holdings Inc. 5.75% 20255	21,300	21,726
MetLife, Inc. 7.875% 20675	8,270	11,061
MGIC Investment Corp. 5.75% 2023	7,725	8,469
Navient Corp. 4.875% 2019	35,245	35,929
Navient Corp. 6.50% 2022	26,715	28,057
Navient Corp. 5.50% 2023	23,215	23,244
Navient Corp. 6.125% 2024	7,200	7,326
Navient Corp. 6.75% 2025	14,000	14,420
OneMain Financial Holdings, LLC 6.75% 20195	2,250	2,325
OneMain Financial Holdings, LLC 7.25% 20215	6,755	7,024
Springleaf Finance Corp. 8.25% 2020	14,150	15,600
Starwood Property Trust, Inc. 5.00% 2021	15,175	15,782
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	13,980	14,224
		463,405
Real estate 2.46%
Communications Sales & Leasing, Inc. 6.00% 20235	9,955	9,806
Communications Sales & Leasing, Inc. 7.125% 20245	3,525	3,225
Crescent Resources 8.875% 20215	14,630	15,581

American High-Income Trust — Page 13 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Crown Castle International Corp. 4.875% 2022	$2,350	$2,522
Equinix, Inc. 5.75% 2025	5,450	5,811
Equinix, Inc. 5.875% 2026	20,550	22,117
Equinix, Inc. 5.375% 2027	35,080	37,623
Five Point Holdings LLC 7.875% 20255	17,300	17,646
Gaming and Leisure Properties, Inc. 4.375% 2021	3,500	3,605
Gaming and Leisure Properties, Inc. 5.375% 2026	1,575	1,693
Howard Hughes Corp. 5.375% 20255	81,225	83,459
Iron Mountain Inc. 6.00% 2023	5,800	6,090
Iron Mountain Inc. 5.75% 2024	43,800	44,567
Iron Mountain Inc. 4.875% 20275	20,195	20,296
Iron Mountain Inc. 5.25% 20285	20,000	20,000
iStar Financial Inc. 5.00% 2019	2,500	2,514
iStar Inc. 6.00% 2022	4,000	4,150
Medical Properties Trust, Inc. 5.00% 2027	17,000	17,361
Realogy Corp. 4.50% 20195	30,660	31,197
Realogy Corp. 4.875% 20235	55,900	55,481
SBA Communications Corp. 4.00% 20225	5,500	5,534
SBA Communications Corp. 4.875% 2022	4,800	4,944
		415,222
Consumer staples 2.34%
Avon Products, Inc. 7.875% 20225	8,025	8,206
B&G Foods, Inc. 4.625% 2021	5,250	5,342
B&G Foods, Inc. 5.25% 2025	33,350	34,005
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.953% 20252,3,4	66,810	65,376
Central Garden & Pet Co. 6.125% 2023	4,300	4,569
Chobani LLC 7.50% 20255	15,770	16,775
Constellation Brands, Inc. 6.00% 2022	5,250	5,906
Constellation Brands, Inc. 4.75% 2025	625	688
Cott Beverages Inc. 5.375% 2022	7,000	7,281
Cott Beverages Inc. 5.50% 20255	16,900	17,428
Darling Ingredients Inc. 5.375% 2022	9,250	9,470
First Quality Enterprises, Inc. 5.00% 20255	7,960	8,139
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.069% 20232,3,4	30,915	30,934
JBS USA LLC 5.875% 20245	10,950	10,635
Lamb Weston Holdings, Inc. 4.625% 20245	7,465	7,726
Pilgrim’s Pride Corp. 5.75% 20255	18,215	18,807
Pinnacle Foods Inc. 5.875% 2024	11,525	12,245
Post Holdings, Inc. 5.50% 20255	10,000	10,375
Post Holdings, Inc. 8.00% 20255	8,400	9,482
Post Holdings, Inc. 5.00% 20265	30,760	30,337
Post Holdings, Inc. 5.75% 20275	7,000	7,140
Post Holdings, Inc. 5.625% 20285	19,295	19,392
Simmons Foods Inc. 5.75% 20245	12,500	12,406
Spectrum Brands Inc. 6.625% 2022	3,500	3,631
Spectrum Brands Inc. 6.125% 2024	4,750	5,053
Spectrum Brands Inc. 5.75% 2025	3,000	3,173
SUPERVALU Inc. 6.75% 2021	8,250	8,260
TreeHouse Foods, Inc. 6.00% 20245	6,975	7,289
Vector Group Ltd. 6.125% 20255	14,300	14,836
		394,906
Total corporate bonds & notes		15,788,619

American High-Income Trust — Page 14 of 23

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.95% U.S. Treasury 0.95%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2020	$100,000	$99,048
U.S. Treasury 1.125% 202111	50,000	48,431
U.S. Treasury 6.25% 202311	10,000	12,119
Total U.S. Treasury bonds & notes		159,598
Municipals 0.09% Illinois 0.09%
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 20393	16,290	15,573
		15,573
Bonds & notes of governments & government agencies outside the U.S. 0.08%
Argentine Republic 18.20% 2021	ARS104,500	5,783
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 22.548% 20224	149,500	8,007
		13,790
Total bonds, notes & other debt instruments (cost: $16,068,114,000)		15,977,580
Convertible bonds 0.36% Consumer discretionary 0.10%
DISH DBS Corp., convertible notes 3.375% 2026	$16,075	17,532
Energy 0.07%
Golar LNG Ltd., convertible notes 2.75% 20225	4,745	5,048
Weatherford International PLC, convertible notes 5.875% 2021	5,802	6,302
		11,350
Information technology 0.04%
Weibo Corp., convertible notes 1.25% 20225	6,264	6,894
Health care 0.03%
Insulet Corp., convertible notes 1.375% 20245	4,300	4,367
Miscellaneous 0.12%
Other convertible bonds in initial period of acquisition		21,007
Total convertible bonds (cost: $60,788,000)		61,150
Convertible stocks 0.71% Industrials 0.54%	Shares
Associated Materials, LLC, 14.00% convertible preferred 20208,9	43,400	49,689
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%6,7,8,12	47,121	31,453
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%6,7,8,12	21,062	10,110
		91,252
Information technology 0.03%
Alibaba Mandatory Exchangeable Trust, convertible preferred 20195	28,000	5,457

American High-Income Trust — Page 15 of 23

unaudited

Convertible stocks Energy 0.01%	Shares	Value (000)
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	85,000	$1,012
Telecommunication services 0.00%
Frontier Communications Corp., Series A, convertible preferred 2018	70,000	757
Miscellaneous 0.13%
Other convertible stocks in initial period of acquisition		21,263
Total convertible stocks (cost: $145,356,000)		119,741
Common stocks 0.92% Information technology 0.25%
Corporate Risk Holdings I, Inc.6,7,8,9,12	2,380,355	42,085
Corporate Risk Holdings Corp.6,7,8,9,12	12,035	—
		42,085
Energy 0.23%
White Star Petroleum Corp., Class A6,7,8,9,12	24,665,117	20,965
Ascent Resources - Utica, LLC, Class A6,7,8,9,12	90,532,504	16,296
Southwestern Energy Co.12	44,742	250
Denbury Resources Inc.12	60,000	132
Gener8 Maritime, Inc.12	314	2
Petroplus Holdings AG8,9,12	3,360,000	—
		37,645
Industrials 0.17%
CEVA Group PLC6,7,8,12	59,168	28,400
Atrium Corp.5,8,9,12	10,987	325
Quad/Graphics, Inc., Class A	1,600	36
		28,761
Utilities 0.06%
Vistra Energy Corp.12	544,690	9,979
Real estate 0.05%
OUTFRONT Media Inc. REIT	380,236	8,821
Health care 0.02%
Rotech Healthcare Inc.6,7,8,9,12	1,916,276	3,833
Telecommunication services 0.02%
NII Holdings, Inc.6,12	5,905,411	2,506
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series Arahova8,9,12	1,773,964	7
Adelphia Recovery Trust, Series ACC-18,9,12	10,643,283	5
		12

American High-Income Trust — Page 16 of 23

unaudited

Common stocks Miscellaneous 0.12%	Shares	Value (000)
Other common stocks in initial period of acquisition		$20,740
Total common stocks (cost: $302,715,000)		154,382
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights5,12,13	837,842	733
Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 20227,8,9,12	10	—
Industrials 0.00%
Associated Materials, LLC, warrants, expire 20238,9,12	616,536	—
Total rights & warrants (cost: $1,290,000)		733
Short-term securities 1.68%	Principal amount (000)
CAFCO, LLC 1.55% due 5/8/20185	$17,900	17,786
Chariot Funding, LLC 1.43% due 3/15/20185	49,500	49,321
Cisco Systems, Inc. 1.27% due 2/8/20185	15,300	15,275
Coca-Cola Co. 1.24%–1.25% due 1/19/2018–1/24/20185	100,000	99,905
ExxonMobil Corp. 1.40% due 1/23/2018	18,600	18,582
Federal Home Loan Bank 1.06% due 1/5/2018	25,000	24,997
General Electric Co. 1.42% due 1/2/2018	1,400	1,400
USAA Capital Corp. 1.26% due 1/10/2018	20,000	19,990
Walt Disney Co. 1.29% due 1/26/20185	35,000	34,960
Total short-term securities (cost: $282,310,000)		282,216
Total investment securities 98.38% (cost: $16,860,573,000)		16,595,802
Other assets less liabilities 1.62%		274,017
Net assets 100.00%		$16,869,819

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$135,000	$3,128	$—	$3,128
3-month USD-LIBOR	2.2825%	4/13/2027	87,100	662	—	662
2.288%	3-month USD-LIBOR	10/2/2027	87,200	(769)	—	(769)
					$—	$3,021

American High-Income Trust — Page 17 of 23

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2017 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$900,800	$(74,361)	$(70,856)	$(3,505)

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront receipts (000)	Unrealized appreciation at 12/31/2017 (000)
5.00%/Quarterly	CDX.NA.HY.27	12/20/2021	$98,000	$8,336	$7,835	$501

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2017, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2017 (000)
Bonds, notes & other debt instruments 1.94%
Energy 0.07%
Ascent Resources - Utica LLC, 10.00% 20225	$26,600,000	—	$16,450,000	$10,150,000	$1,412	$(1,264)	$336	$10,937
Health care 0.66%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,3,4,8,9,10	$68,238,575	$1,897,412	—	$70,135,987	—	304	2,096	66,316
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.943% 20182,3,4,8,9	$24,864,000	—	$64,750	$24,799,250	—	—	351	24,675
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.443% 20192,3,4,8,9	$20,825,000	—	—	$20,825,000	—	—	540	20,721
								111,712
Industrials 1.21%
Corporate Risk Holdings LLC 9.50% 20195	$137,693,000	—	—	$137,693,000	—	(2,585)	3,274	144,061
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)5,8,9,10	$13,360,505	—	—	$13,360,505	—	—	451	14,296
CEVA Group PLC 9.00% 20215	$14,675,000	—	—	$14,675,000	—	(183)	333	13,428
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 6.878% 20212,3,4	$12,977,513	—	$33,620	$12,943,893	—	(195)	237	12,370
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20212,3,4	$9,413,140	—	$24,387	$9,388,753	—	(141)	172	8,972
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20212,3,4	$9,247,045	—	—	$9,247,044	—	(140)	139	8,837

American High-Income Trust — Page 18 of 23

unaudited

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2017 (000)
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20212,3,4	$1,624,657	—	$4,209	$1,620,448	$—	$(24)	$30	$1,549
CEVA Group PLC 7.00% 20215	$1,400,000	—	—	$1,400,000	—	—	25	1,365
								204,878
Total bonds, notes & other debt instruments								327,527
Common stocks 0.67%
Energy 0.22%
White Star Petroleum Corp., Class A7,8,9,12	24,665,117	—	—	24,665,117	—	3,206	—	20,965
Ascent Resources - Utica, LLC, Class A7,8,9,12	90,532,504	—	—	90,532,504	—	(905)	—	16,296
								37,261
Health care 0.02%
Rotech Healthcare Inc.7,8,9,12	1,916,276	—	—	1,916,276	—	—	—	3,833
Industrials 0.17%
CEVA Group PLC7,8,12	59,168	—	—	59,168	—	(1,183)	—	28,400
Telecommunication services 0.01%
NII Holdings, Inc.12	9,028,522	—	3,123,111	5,905,411	(49,366)	49,103	—	2,506
Information technology 0.25%
Corporate Risk Holdings I, Inc.7,8,9,12	2,380,355	—	—	2,380,355	—	452	—	42,085
Corporate Risk Holdings Corp.7,8,9,12	12,035	—	—	12,035	—	—	—	—
								42,085
Total common stocks								114,085

American High-Income Trust — Page 19 of 23

unaudited

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2017 (000)
Convertible stocks 0.25%
Industrials 0.25%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%7,8,12	47,121	—	—	47,121	$—	$(825)	$—	$31,453
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%7,8,12	21,062	—	—	21,063	—	(421)	—	10,110
								41,563
Total 2.86%					$(47,954)	$45,199	$7,984	$483,175

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Scheduled interest and/or principal payment was not received.
2	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,160,750,000, which represented 6.88% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Coupon rate may change periodically.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,827,357,000, which represented 52.33% of the net assets of the fund.
6	Represents an affiliated company as defined under the Investment Company Act of 1940.
7	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
8	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $360,131,000, which represented 2.13% of the net assets of the fund.
9	Value determined using significant unobservable inputs.
10	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
11	A portion of this security was pledged as collateral. The total value of pledged collateral was $38,408,000, which represented .23% of the net assets of the fund.
12	Security did not produce income during the last 12 months.
13	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$163,026	$166,260.99%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	18,400	18,538.11
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%	5/2/2013-8/22/2014	47,777	31,453.19
CEVA Group PLC	5/2/2013	57,165	28,400.17
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%	5/2/2013	20,349	10,110.06
Corporate Risk Holdings I, Inc.	8/31/2015	26,446	42,085.25
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
White Star Petroleum Corp., Class A	6/30/2016	16,491	20,965.12
Ascent Resources - Utica, LLC, Class A	11/15/2016	4,340	16,296.10
Rotech Healthcare Inc.	9/26/2013	41,128	3,833.02
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$395,122	$337,940	2.01%

American High-Income Trust — Page 20 of 23

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $255,058,000 and $695,579,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may

American High-Income Trust — Page 21 of 23

unaudited

be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$15,655,327	$133,292	$15,788,619
U.S. Treasury bonds & notes	—	159,598	—	159,598
Municipals	—	15,573	—	15,573
Bonds & notes of governments & government agencies outside the U.S.	—	13,790	—	13,790
Convertible bonds	—	61,150	—	61,150
Convertible stocks	23,032	47,020	49,689	119,741
Common stocks	42,466	28,400	83,516	154,382
Rights & warrants	—	733	—	733
Short-term securities	—	282,216	—	282,216
Total	$65,498	$16,263,807	$266,497	$16,595,802

	Other investments1
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$3,790	$—	$3,790
Unrealized appreciation on credit default swaps	—	501	—	501
Liabilities:
Unrealized depreciation on interest rate swaps	—	(769)	—	(769)
Unrealized depreciation on credit default swaps	—	(3,505)	—	(3,505)
Total	$—	$17	$—	$17

1	Interest rate swaps and credit default swaps are not included in the investment portfolio.

American High-Income Trust — Page 22 of 23

unaudited

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2017 (dollars in thousands):

	Beginning value at 10/1/2017	Transfers into Level 32	Purchases	Sales	Net realized gain3	Unrealized appreciation3	Transfers out of Level 32	Ending value at 12/31/2017
Investment securities	$252,490	$—	$14,297	$(65)	$—	$(225)	$—	$266,497
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2017								$(232)

2	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
3	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2017	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$133,292	Yield analysis	Yield to call risk premium	75-700 bps	Decrease
Common stocks	83,516	Inputs to market comparables and recent transaction price	Weight ascribed to market comparables	50%	N/A
			Weight ascribed to recent transaction price	50%	N/A
		Market comparable companies	EBITDA multiple	5.3x - 10.6x	Increase
			DLOM	24% - 35%	Decrease
Convertible stocks	49,689	Market comparable companies	EBITDA multiple	13.3x	Increase
	$266,497

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbol
ARS = Argentine pesos
EBITDA = Earnings before income taxes, depreciation and amortization
DLOM = Discount for lack of marketability
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-021-0218O-S60666	American High-Income Trust — Page 23 of 23

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David A. Daigle
David A. Daigle, President and Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Daigle
David A. Daigle, President and Principal Executive Officer

Date: February 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2018